MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
Supplement dated February 1, 2021, to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA for the MML Blue Chip Growth Fund found under the heading Portfolio Manager(s) in the section titled Management (page 6 of the Prospectus) is hereby removed.
Effective October 1, 2021, the following information supplements the information for the MML Blue Chip Growth Fund found under the heading Portfolio Manager(s) in the section titled Management (page 6 of the Prospectus):
Paul D. Greene II is a Portfolio Manager at T. Rowe Price. He has managed the Fund since October 2021.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA under T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on page 110 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective October 1, 2021, the following information supplements the information for T. Rowe Price found on pages 109 to 110 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds
Paul D. Greene II
is the portfolio manager of the MML Blue Chip Growth Fund. Mr. Greene is a Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2006 and his investment experience dates from that time. Mr. Greene has served as a portfolio manager and associate portfolio manager for T. Rowe Price throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-20-06
BCG-20-01

MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
(the “Fund”)
Supplement dated February 1, 2021, to the
Statement of Additional Information dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA of T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on page B-229 in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted.
Effective October 1, 2021, the following information will replace similar information for T. Rowe Price related to the Fund found on page B-229 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio manager of MML Blue Chip Growth is Paul D. Greene II.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Paul D. Greene II
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of December 31, 2020.

**
Does not include MML Blue Chip Growth.

Ownership of Securities:
As of December 31, 2020, the portfolio manager did not own any shares of MML Blue Chip Growth.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-20-02